S000010412 [Member] N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AB TRUST
Entity Central Index Key	0001129870
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Oct. 30, 2026